Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2015
Transactions with Related Parties [Abstract]
Related Party Transactions
	Six Months Ended June 30,
	2014	2015
Included in Commissions
Charter hire commissions	$350,706	$-

Netted against Gain from sale of assets
Vessel sale & purchase commissions	$745,000	$-

Included in Vessel operating expenses
Superintendent fees	$193,351	$286,398

Included in Dry-docking expenses
Superintendent fees	$123,840	$16,260

Management fees - related party
Management fees (1)	$2,294,542	$2,173,940
Financial accounting and reporting services	379,224	375,002
Loretto agreement	880,015	-
Total Management fees - related party	$3,553,781	$2,548,942

Included in General and administrative expenses
Administrative fees	$19,695	$16,022
Executive services agreement	$1,986,790	$1,610,370

(1) The daily management fee per vessel is subject to adjustment on June 1 of each year based on the official Eurozone inflation rate. Effective June 1, 2015, Allseas management fee was adjusted from €664.46 to €666.45 per vessel per day.